MFA 2026-NQM2 Trust ABS-15G

Exhibit 99.09 - Schedule 4

LOAN DATA							ORIGINATION DATA				AVM Data						DESK REVIEW DATA					BPO REVIEW DATA					FIELD REVIEW/2055 DATA					2ND APPRAISAL DATA					AGENCY DATA
Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for CLTV	Appraisal Date	Appraisal Type	AVM Value	Variance $	Variance %	AVM Company	AVM FSD Score	AVM Effective Date	Desk Value	Variance $	Variance %	Desk Company	Desk Report Date	BPO As-Is Value	Variance $	Variance %	BPO Company	BPO Inspection Date	FR Value	Variance $	Variance %	FR Company	FR Report Date	2nd Appraisal Value	Variance $	Variance %	2nd Appraisal Company	2nd Appraisal Date	Eligible for Rep/Warrant Relief	LCA Risk Score	CU Score
xxx	xxx	65086		xxx	xxx	Not Applicable	xxx	xxx	xxx	1004C Manufactured Home	xxx	xxx	5.836%	xxx	0.13	xxx																					No	Not Applicable	Not Applicable
xxx	xxx	63736		xxx	xxx	xxx	xxx	xxx	xxx	1004 Residential Appraisal	xxx	xxx	-8.377%	xxx	0.1	xxx																					No	Not Applicable	Not Applicable
xxx	xxx	65107		xxx	xxx	Not Applicable	xxx	xxx	xxx	1004 Residential Appraisal	xxx	xxx	27.236%	xxx	0.45	xxx																					Yes	1.5	2.6